PRE-PAID ADVANCE (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended
	Dec. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares	Apr. 19, 2024 USD ($)	Apr. 01, 2024 USD ($)	Dec. 31, 2023 € / shares
IfrsStatementLineItems [Line Items]
Par value per share | € / shares								€ 1
[custom:FloorPricePricePerShare-0] | $ / shares			$ 1.10
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares		$ 1,979		$ 1,979	$ 25,000
Description of share-based payment arrangement					(i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period or (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period.
Notional amount					$ 3,500
Par value per share | $ / shares					$ 3.65
[custom:PurchasePriceOfPerShare] | $ / shares					$ 1.10
Repayments of borrowings, classified as financing activities	$ 1,300		$ 500	$ 1,500
Standby equity purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Repayments of borrowings, classified as financing activities		$ 377
Standby equity purchase agreement [member] | First installment [member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 1,500
Standby equity purchase agreement [member] | Second installment [member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 2,000
[custom:PrepaidAdvancePercentage-0]					92.00%
Equity Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount						$ 30,000	$ 30,000